Convertible Note (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) Trading $ / shares	Jun. 17, 2025 $ / shares shares	Jun. 16, 2025 USD ($)
Convertible Note [Line Items]
Number of trading days (in Trading) | Trading	10
Floor price for initial pre-paid purchase (in Dollars per share) | $ / shares	$ 1
Pre-paid purchase price (in Dollars per share) | $ / shares	$ 1
Nominal fee received	$ 63.5
Per share or per unit amount of trading (in Dollars per share) | $ / shares	$ (3.35)
Securities Purchase Agreement [Member]
Convertible Note [Line Items]
Before deducting an original issue discount	$ 150,000
Transaction expense	$ 15,000
Percentage of initial pre-paid purchase	5.00%
Percentage of accrue interest rate	7.00%
Issuance of no less than additional pre-paid purchases to investor	$ 250,000
Total outstanding balance of pre-paid purchases does not exceed	$ 2,000,000
Maximum floor price for subsequent pre-paid purchase percentage	20.00%
Securities Purchase Agreement [Member] | Convertible Note [Member]
Convertible Note [Line Items]
Principal amount	$ 3,165,000
Class A Shares [Member]
Convertible Note [Line Items]
Aggregate purchase price			$ 10,000,000
Number of shares consideration (in Shares) | shares		28,612
Number of shares to investor (in Shares) | shares		635,000
Share price (in Dollars per share) | $ / shares		$ 63.5
Class A Shares [Member] | Securities Purchase Agreement [Member]
Convertible Note [Line Items]
Beneficial ownership percentage	9.99%
Volume-weighted average price percentage	85.00%